RELATED PARTIES (FY), (Details) - UTC [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Revenue from related parties	$ 0	$ 6,000,000	$ 3,000,000	$ 18,000,000	$ 23,000,000	$ 25,000,000	$ 29,000,000
Related party transaction, selling, general and administrative expenses from transactions with related party	0	62,000,000	43,000,000	178,000,000	245,000,000	277,000,000	240,000,000
Accounts receivable, related parties					16,000,000,000	15,100,000,000
Accounts payable, related parties					3,300,000,000	2,600,000,000	146,000,000
Interest income, related party	0	21,000,000	0	70,000,000	91,000,000	110,000,000	85,000,000
Interest expense, related party	0	$ 12,000,000	0	$ 44,000,000	55,000,000	59,000,000	202,000,000
Accounts receivable, related parties, current	0		0		6,000,000	12,000,000
Accounts payable, related parties, current	$ 0		$ 0		4,000,000	8,000,000
Outstanding guarantees					1,400,000,000	900,000,000
Pre-separation costs					$ 58,000,000	$ 0	$ 0